REAL ESTATE AND ACCUMULATED DEPRECIATION (Details) - USD ($)	12 Months Ended
	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances			$ 5,298,610
Initial Cost to Company
Land			6,067,805
Building & Improvements			22,948,066
Cost Capitalized Subsequent to Acquisition
Improvements			67,317,239
Carried Cost
Gross Amount at Which Carried At Close of Period
Land			6,067,805
Building & Improvements			90,265,305
Total	$ 92,061,623	$ 89,016,227	96,333,110	$ 92,061,623
Accumulated Depreciation	41,382,962	39,648,642	43,310,270	41,382,962
Property and Equipment			96,641,721	92,411,787
Accumulated depreciation			43,512,418	$ 41,618,803
Investment in Real Estate
Balance at Beginning of Year	92,061,623	89,016,227
Improvements	4,271,487	3,045,396
Retirements
Balance at End of Year	96,333,110	92,061,623
Accumulated Depreciation
Balance at Beginning of Year	41,382,962	39,648,642
Additions Charged to Costs and Expenses	1,927,308	1,734,320
Retirements
Balance at End of Year	$ 43,310,270	$ 41,382,962
Buildings and Improvements [Member] | Minimum [Member]
Gross Amount at Which Carried At Close of Period
Life on Which Depreciation in Latest Income Statement is Computed	18 years
Buildings and Improvements [Member] | Maximum [Member]
Gross Amount at Which Carried At Close of Period
Life on Which Depreciation in Latest Income Statement is Computed	40 years
Improvements to leased property [Member] | Minimum [Member]
Gross Amount at Which Carried At Close of Period
Life on Which Depreciation in Latest Income Statement is Computed	3 years
Improvements to leased property [Member] | Maximum [Member]
Gross Amount at Which Carried At Close of Period
Life on Which Depreciation in Latest Income Statement is Computed	40 years
Office Furniture and Equipment and Transportation Equipment [Member]
Gross Amount at Which Carried At Close of Period
Property and Equipment			308,611
Accumulated depreciation			202,148
Bond St. Building Brooklyn, NY Two [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances			5,298,610
Initial Cost to Company
Land			3,901,349
Building & Improvements			7,403,468
Cost Capitalized Subsequent to Acquisition
Improvements			24,705,476
Carried Cost
Gross Amount at Which Carried At Close of Period
Land			3,901,349
Building & Improvements			32,108,944
Total	$ 36,010,293		36,010,293
Accumulated Depreciation	13,715,547		13,715,547
Investment in Real Estate
Balance at End of Year	36,010,293
Accumulated Depreciation
Balance at End of Year	13,715,547
Jamaica, New York [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances
Initial Cost to Company
Land
Building & Improvements			3,215,699
Cost Capitalized Subsequent to Acquisition
Improvements			18,265,742
Carried Cost
Gross Amount at Which Carried At Close of Period
Land
Building & Improvements			21,481,441
Total	21,481,441		21,481,441
Accumulated Depreciation	11,494,356		11,494,356
Investment in Real Estate
Balance at End of Year	21,481,441
Accumulated Depreciation
Balance at End of Year	11,494,356
Fishkill, New York Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances
Initial Cost to Company
Land			594,723
Building & Improvements			7,212,116
Cost Capitalized Subsequent to Acquisition
Improvements			7,975,313
Carried Cost
Gross Amount at Which Carried At Close of Period
Land			594,723
Building & Improvements			15,187,429
Total	15,782,152		15,782,152
Accumulated Depreciation	9,200,826		9,200,826
Investment in Real Estate
Balance at End of Year	15,782,152
Accumulated Depreciation
Balance at End of Year	9,200,826
Brooklyn, New York, Jowein Building, Fulton Street and Elm Place Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances
Initial Cost to Company
Land			1,324,957
Building & Improvements			728,327
Cost Capitalized Subsequent to Acquisition
Improvements			16,284,188
Carried Cost
Gross Amount at Which Carried At Close of Period
Land			1,324,957
Building & Improvements			17,012,515
Total	18,337,472		18,337,472
Accumulated Depreciation	5,982,747		5,982,747
Investment in Real Estate
Balance at End of Year	18,337,472
Accumulated Depreciation
Balance at End of Year	5,982,747
Levittown, New York, Hempstead Turnpike [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances
Initial Cost to Company
Land			125,927
Building & Improvements
Cost Capitalized Subsequent to Acquisition
Improvements
Carried Cost
Gross Amount at Which Carried At Close of Period
Land			125,927
Building & Improvements
Total	125,927		125,927
Accumulated Depreciation
Investment in Real Estate
Balance at End of Year	125,927
Accumulated Depreciation
Balance at End of Year
Circleville, Ohio, Tarlton Road [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances
Initial Cost to Company
Land			120,849
Building & Improvements			4,388,456
Cost Capitalized Subsequent to Acquisition
Improvements			86,520
Carried Cost
Gross Amount at Which Carried At Close of Period
Land			120,849
Building & Improvements			4,474,976
Total	4,595,825		4,595,825
Accumulated Depreciation	2,916,794		$ 2,916,794
Investment in Real Estate
Balance at End of Year	4,595,825
Accumulated Depreciation
Balance at End of Year	$ 2,916,794